Inventory - Summary of Inventory (Detail) - CAD ($) $ in Thousands	Apr. 30, 2018	Apr. 30, 2017
Inventories [abstract]
Dore	$ 955	$ 922
Goods in transit	376	429
Work-in-process	662	377
Concentrate	595	189
Stockpile	118	196
Supplies	793	808
Inventory	$ 3,499	$ 2,921